COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended
	Aug. 14, 2014 Leaseholds and Leasehold Improvements [Member] Office Lease, West Hollywood, California [Member] Subsequent Event [Member]	Aug. 01, 2011 Leaseholds and Leasehold Improvements [Member] Office Lease, West Hollywood, California [Member]	Jun. 30, 2014 Leaseholds and Leasehold Improvements [Member] Office Facilities Lease, West Hills, California [Member]	Dec. 31, 2013 Leaseholds and Leasehold Improvements [Member] Office Facilities Lease, West Hills, California [Member]	Jun. 30, 2014 Leaseholds and Leasehold Improvements [Member] Office Facilities Lease, Scottsdale, Arizona [Member]	Dec. 31, 2013 Leaseholds and Leasehold Improvements [Member] Office Facilities Lease, Scottsdale, Arizona [Member]	Jun. 30, 2014 Leaseholds and Leasehold Improvements [Member] Virtial Office Lease, Tokyo, New York, Seattle and Toronto [Member]	Dec. 31, 2013 Leaseholds and Leasehold Improvements [Member] Virtial Office Lease, Tokyo, New York, Seattle and Toronto [Member]	Jun. 30, 2014 Leaseholds and Leasehold Improvements [Member] Retail/Cultivation Facility Lease [Member]	Dec. 17, 2013 Leaseholds and Leasehold Improvements [Member] Vaporfection International Inc. [Member]	Dec. 31, 2013 Leaseholds and Leasehold Improvements [Member] Vaporfection International Inc. [Member]	Jun. 30, 2014 Leaseholds and Leasehold Improvements [Member]	Jun. 30, 2013 Leaseholds and Leasehold Improvements [Member]	Jun. 30, 2014 Leaseholds and Leasehold Improvements [Member]	Jun. 30, 2013 Leaseholds and Leasehold Improvements [Member]	Dec. 31, 2013 Leaseholds and Leasehold Improvements [Member]	Dec. 31, 2012 Leaseholds and Leasehold Improvements [Member]	Jun. 30, 2014 Retail/Cultivation Facility Lease [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lease Expiration Date		Jun. 30, 2017
Operating Leases, Rent Expense, Minimum Rentals		$ 14,397	$ 1,300	$ 1,300	$ 1,420	$ 1,420	$ 390	$ 330	$ 7,400	$ 1,981
Operating Lease, Rent Increase, Percent	3.00%
Operating Leases, Rent Expense	14,828											52,129	29,893	103,602	43,914	142,200	124,727
Lessee Leasing Arrangements, Operating Leases, Term of Contract						6 months			5 years	1 year	1 year
Description of Lessee Leasing Arrangements, Operating Leases							month to month basis
Escrow Deposits Related to Property Sales																		140,000
Payments to Acquire Real Estate																		$ 4,639,000